SCHEDULE OF EXPLORATION AND HOLDING EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		$ 2,538	$ 2,001	$ 5,411	$ 2,631
Platosa Property (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses	[1]	305	153	1,559	187
Holding costs		50	43	149	134
Evolucion (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		61	183	195	344
Holding costs		72	53	216	185
Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		1,423	911	2,142	1,083
Holding costs	[2]
Kilgore (USA) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		497	528	1,020	568
Holding costs		$ 130	$ 130	$ 130	$ 130

[1]	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 5).
[2]	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 6 for capitalized earn-in payments under the Globex Agreement.